Leases - Operating Leases - Additional Information (Details) - Property Subject to Operating Lease $ in Millions	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
Minimum scheduled future revenues, operating lease, 2018	$ 329.7
Minimum scheduled future revenues, operating lease, 2019	309.2
Minimum scheduled future revenues, operating lease, 2020	278.9
Minimum scheduled future revenues, operating lease, 2021	239.4
Minimum scheduled future revenues, operating lease, 2022	$ 216.4